Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended						12 Months Ended										12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended														12 Months Ended
	Nov. 10, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007	Dec. 31, 2002	Dec. 31, 2014 EUR (€)	Jun. 13, 2014	Dec. 31, 2013 EUR (€)	Jan. 22, 2007	Dec. 31, 2013 March 2014 [Member] USD ($)	Mar. 31, 2015 Scenario, Forecast [Member] USD ($)	Dec. 31, 2014 Employees [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2002 Advisor To Supervisory Board [Member]	Dec. 31, 2014 Supervisory Board 2012 Plan [Member] Supervisory Board [Member] EUR (€)	Dec. 31, 2014 Employee Plan 2011 [Member]	Dec. 31, 2011 Employee Plan 2011 [Member] USD ($)	Dec. 31, 2012 2012 CEO Special Bonus [Member] Employees [Member] USD ($)	Dec. 31, 2014 Employee Plan 2012 [Member]	Dec. 31, 2012 Employee Plan 2012 [Member] USD ($)	Dec. 31, 2014 Employee Plan 2014 [Member] USD ($)	Dec. 31, 2014 Employee Plan 2014 [Member] Performance Conditions [Member]	Dec. 31, 2014 Employee Plan 2014 [Member] Employees [Member]	Dec. 31, 2012 Retained Earnings [Member] USD ($)	May 20, 2012 Employee Plan 2009 [Member] Employees [Member]	May 20, 2011 Employee Plan 2009 [Member] Employees [Member]	May 20, 2010 Employee Plan 2009 [Member] Employees [Member]	May 20, 2012 Employee Plan 2009 [Member] Employees [Member] France [Member]	May 20, 2011 Employee Plan 2009 [Member] Employees [Member] France [Member]	Dec. 31, 2013 2013 CEO Special Bonus [Member] Employees [Member] USD ($)	Dec. 31, 2014 Employee Plan 2013 [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital															€ 1,810
Common stock, shares authorized		1,200,000,000	1,200,000,000			1,200,000,000			1,200,000,000	1,200,000,000
Preference stock, shares authorized		540,000,000	540,000,000			540,000,000			540,000,000	540,000,000								540,000,000
Common stock, nominal value															€ 1.04		€ 1.04
Common stock, shares issued		910,797,305	910,797,305			910,703,305			910,797,305	910,703,305
Common stock Shares outstanding		873,939,583	873,939,583			890,606,763			873,939,583	890,606,763
Shares issued as a percentage of par value of the preference shares to be issued																		25.00%
Preference shares outstanding maximum period													2 years
Preference share issued		0	0			0			0	0
Repurchase of common shares authorized to repurchase												30
Acquisition of shares	20,000,000											29,520,220
Company owned treasury shares		36,857,722	36,857,722						36,857,722
Transfer of treasury shares to employees under the Company's share based remuneration programs		26,062,498	26,062,498						26,062,498
Transfer of treasury shares to employees under the Company's share based remuneration during the year									3,238,820
Total purchase price of shares repurchased under buy-back program	156								156
Number of common shares authorized to repurchase																20,000,000
Awards granted, Number of shares																					6,959,210	60,000,000										2,980,000	6,959,210
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period																							12,000	6,000
Vesting period of awards														30 days							3 years
Expiration period of options after date of grant,in years														10 years
Weighted average remaining contractual life options									1 month 6 days	3 months 18 days	9 months 18 days
Awards are granted at the nominal value of the share																									€ 1.04
Total intrinsic value of options exercised		1	1						1
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																			36.00%	32.00%	32.00%	36.00%	64.00%
Vesting schedule for Supervisory Board																					One third of the total number of awards granted
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan																											$ 9.08	$ 6.32		$ 4.87	$ 9.23									$ 9.35	$ 9.55
Number of shares to vest																										None of the three performance conditions were met			Two thirds of the awards granted will fully vest		Two thirds of the awards subject to performance conditions are expected to vest										One third of the awards granted will fully vest
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory		2	2			2			2	2	1
Total unrecognized compensation cost related to the grant of unvested shares		49	49						49
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition									10 months
Deferred income tax benefit relating to unvested share based compensation expense									1	5	2
Dividends, per share			$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10			$ 0.40								$ 0.10	$ 0.10
Dividend paid		87	4	85	89	89	93	75											89
Dividends payable to stockholders		87	87			89			87	89
Dividend payable date		2014-12	2014-12	2014-09	2014-06	2013-12			2014-12	2013-12									2014-03	2015-03
Dividends									$ 353	$ 356	$ 355																							$ 355